Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies (Textual)
Rent expense	$ 4,476	$ 15,608
Lease agreement [Member]
Commitments and Contingencies (Textual)
Rent expense	$ 3,689
Term of lease agreement	60 months